Franklin Templeton Group
                          777 Mariners Island Boulevard
                           San Mateo, California 94404


September 11, 1997


Filed Via EDGAR (CIK #0000872625)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

      Re:   FRANKLIN STRATEGIC SERIES
            File Nos. 33-39088 and 811-6243

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 29, 1997.

Sincerely,

FRAKLIN STRATEGIC SERIES



/s/ Larry L. Greene
Senior Corporate Counsel

LLG:ms